Interests in Resource Properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interests in Resource Properties
Tangible exploration and evaluation assets	$ 270,070	$ 273,250
Interest in an iron ore development project
Interests in Resource Properties
Tangible exploration and evaluation assets	216,575	218,203
Hydrocarbon development and production assets
Interests in Resource Properties
Tangible exploration and evaluation assets	36,488	38,040
Hydrocarbon Probable Reserves
Interests in Resource Properties
Tangible exploration and evaluation assets	12,367	12,367	$ 12,367
Hydrocarbon Undeveloped lands
Interests in Resource Properties
Tangible exploration and evaluation assets	$ 4,640	$ 4,640	$ 9,335